INCOME TAXES	12 Months Ended
Jun. 30, 2019
INCOME TAXES
INCOME TAXES

NOTE 18 -           INCOME TAXES

Pursuant to the relevant rules and regulations of the Cayman Islands and the BVI, the Company and its subsidiary incorporated therein are not subject to any income tax pursuant to the rules and regulations of their respective countries of incorporation.

No Hong Kong Profits Tax has been made for the years ended June 30, 2019 and 2018 as Full Shine had no assessable profits arising in Hong Kong.

The provision for PRC Enterprise Income Tax (“EIT) is calculated at 25% of the estimated assessable profits of the subsidiaries established in the PRC during the years ended June 30, 2019 and 2018.

Under the EIT Law, investment income from security funds is exempted from PRC EIT.

The PRC income tax returns are generally not subject to examination by the tax authorities for tax years before calendar (tax) year 2013. With a few exceptions, the calendar (tax) years 2014-2018 remain open to examination by tax authorities in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits of the position, and measures the unrecognized benefits associated with the tax position. For the years ended June 30, 2019 and 2018, the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its liabilities for unrecognized tax benefits within the next 12 months. The Company will classify interest and penalties, if any, related to income tax matters in income tax expense.

The Company’s WFOEs are subject to income taxes in China and are subject to routine corporate income tax audits. Management believes that the WFOEs’ tax return positions are fully supported, but tax authorities may challenge certain positions, which may not be fully sustained. Determining the income tax expense for these potential assessments and recording the related effects requires management judgments and estimates. The amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in the Company’s income tax expense and, therefore, could have a material impact on the Company’s provision for income tax, net income and cash flows. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty and the timing of the resolution and/or closure of audits is not certain. If any issues addressed in tax audits of the Company’s WFOEs are resolved in a manner not consistent with management’s expectations, the Company could be required to adjust its provision for income tax in the period such resolution occurs.

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2019 and 2018 comprises:

	June 30, 2019	June 30, 2018
		Restated
Jinshang Leasing	1,202,674	85,481
Total	$1,202,674	$85,481

	For the year ended June 30,
	2019	2018
		Restated
Current income tax (expense)	(1,154,780)	(303,264)
Deferred tax benefit	20,055,500	625,302
Total credit for income taxes	18,900,720	322,038

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	June 30, 2019	June 30, 2018
		Restated
PRC statutory tax	25.0%	25.0%
Effect of non-deductible expenses	(27.4)%	49.5%
Effect of non-taxable income	0.5%	(62.4)%
Others	(22.9)%	12.0%
Effective tax rate	(24.8)%	24.1%

Deferred tax arose from the difference in tax and accounting base of the deductible lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

	June 30, 2019	June 30, 2018
		Restated
Deferred tax assets
Provision for direct financing lease	$21,306,314	$1,085,644
Direct financing lease income	(469,906)	(136,133)
Specific allowance on guarantee	—	—
Total deferred tax assets	20,836,408	949,511
Less: Valuation allowance	—	—
Less: Net off with deferred tax liabilities for financial reporting purposes	—	—
Net total deferred tax assets	$20,836,408	$949,511

For the purpose of presentation in the consolidated balance sheets, certain deferred tax assets and liabilities have been offset.

As of June 30, 2019 and 2018, the Company had net deferred tax assets of $20,836,408 and $949,511, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The management considered all available evidence, both positive and negative, in determining the realizability of deferred tax assets at June 30, 2019 and 2018. Management considered carry back availability, the scheduled reversals of deferred tax liabilities, projected future taxable income during the reversal periods, and tax planning strategies in making this assessment. Management also considered recent history of taxable income, trends in the Company’s earnings and tax rate, positive financial ratios, and the impact of the downturn in the current economic environment (including the impact of credit on allowance and provision for guarantee and direct financing lease losses; and the impact on funding levels) on the Company. Based upon its assessment, management believes that a valuation allowance was not necessary as of June 30, 2019 and 2018.

As of June 30, 2019 and 2018, the Company intends to permanently reinvest the undistributed earnings of its operating subsidiaries to fund future operations. As such, no provision has been made for deferred tax assets related to the future repatriation of the cumulative undistributed earnings of the PRC subsidiaries of $27,457,220 and $76,005,988 as of June 30, 2019 and 2018, respectively.

For the years ended June 30, 2019 and 2018, the Company has not been selected for examination by the applicable tax authority and no resolution of tax audits were expected to be material to the financial statements.